Financial Instruments and Risk Management - Contractual Maturities of Financial Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	$ 70,526
Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	32,156
Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	37,539
Other long-term liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	614
Derivative commodity contracts [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	217
Not later than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	32,373
Not later than one year [member] | Accounts payable and accrued liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	32,156
Not later than one year [member] | Derivative commodity contracts [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	217
1-3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	38,153
1-3 years [member] | Long-term borrowings [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	37,539
1-3 years [member] | Other long-term liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Derivative And Non-Derivative Financial Liabilities, Undiscounted Cash Flows	$ 614